Note 3 - Inventories	12 Months Ended
Mar. 31, 2018
Notes to Financial Statements
Inventory Disclosure [Text Block]
3.	INVENTORIES

The components of inventories as of
March 31, 2017
and
2018
are as follows:

	Thousands of Yen
	2017	2018

Network equipment purchased for resale	¥1,093,001	¥1,053,574
Work in process	1,705,053	660,973

Total inventories	¥2,798,054	¥1,714,547